Exploration And Evaluation - Summary of Exploration And Evaluation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		$ 7,762	$ 7,875
Exploration and evaluation assets [member] | Asia Pacific [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		1	16	[1]
Exploration and evaluation assets [member] | Asia Pacific [Member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance	[1]	546	1,981
Additions		19	494	[1]
Expensed	[1],[2]		(265)
Transferred exploration and evaluation		(36)	(1,664)	[1]
Carrying amount, Ending balance		529	546	[1]
Exploration and evaluation assets [member] | Americas [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		1	1	[1]
Exploration and evaluation assets [member] | Americas [Member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Acquisitions through business combination	[3]	180
Additions		204
Disposals		(10)
Amortisation of licence acquisition costs		(8)
Expensed	[2]	(126)
Carrying amount, Ending balance		240
Exploration and evaluation assets [member] | Africa [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		27	77	[1]
Exploration and evaluation assets [member] | Africa [Member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance	[1]	68	64
Additions		17	7	[1]
Amortisation of licence acquisition costs		(2)	(3)	[1]
Expensed	[2]	(45)
Carrying amount, Ending balance		38	68	[1]
Exploration and evaluation assets [member] | Other [member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration commitments		29	94	[1]
Exploration and evaluation assets [member] | Other [member] | Carrying Amounts [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance	[1]	614	2,045
Acquisitions through business combination	[3]	180
Additions		240	501	[1]
Disposals		(10)
Amortisation of licence acquisition costs		(10)	(3)	[1]
Expensed	[2]	(171)	(265)	[1]
Transferred exploration and evaluation		(36)	(1,664)	[1]
Carrying amount, Ending balance		$ 807	$ 614	[1]

[1]	Oceania and Asia have been presented within Asia Pacific for the year ended 31 December 2022. The 2021 amounts have been reclassified to be presented on the same basis.
[2]	$125 million (2021: $56 million) relates to costs of unsuccessful wells. For the year ended 31 December 2021, $209 million relates to capitalised costs written off due to the Group’s decision to withdraw its interests in Myanmar.
[3]	Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details.